Note 11 - Income Tax Expenses - Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Current tax	$ 2,250	$ (2,361)
Deferred tax	4,008	(2,977)
Total tax recovery/(charge) for the year recognized in the Consolidated Statement of Comprehensive Income	6,258	(5,338)
Country of domicile [member]
Statement Line Items [Line Items]
Current tax	(29)
Deferred tax	(370)	451
Foreign countries [member]
Statement Line Items [Line Items]
Current tax	2,279	(2,361)
Deferred tax	$ 4,378	$ (3,428)